Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust III
Entity Central Index Key	0001411674
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000069418
Shareholder Report [Line Items]
Fund Name	Project and Trade Finance Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Project and Trade Finance Core Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Project and Trade Finance Core Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,042,328,666
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,042,328,666
Number of Investments	100
Portfolio Turnover	24%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	10.5%
Trade Finance Agreements	81.7%

Material Fund Change [Text Block]